INVENTORY	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
INVENTORY	INVENTORY

US$ MILLIONS	2020	2019
Natural gas inventory	$71	$127
Raw materials and other	150	115
Carrying amount of inventories	$221	$242
During the year ended December 31, 2020, Brookfield Infrastructure recognized $686 million (2019: $626 million, 2018: $502 million) worth of inventories as an expense in the Consolidated Statements of Operating Results and $3 million (2019: $3 million, 2018: $nil) relating to impairments of inventory.